Cover	Sep. 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-39826
Entity Registrant Name	Banzai International, Inc.
Entity Central Index Key	0001826011
Entity Tax Identification Number	85-3118980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	(206)
Local Phone Number	414-1777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PARA
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $115,000.00
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $115,000.00
Trading Symbol	PARAW
Security Exchange Name	NASDAQ